Other equity instruments (Narrative) (Details) £ in Millions		Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Equity		£ 68,116	£ 66,882	£ 69,541	£ 65,660
Barclays PLC
Equity		54,616	54,872
Other equity instruments
Equity	[1]	£ 11,167	£ 11,172	£ 10,871	£ 10,871
AT1 Securities | Barclays PLC
Convertible instruments, conversion ratio minimum		0.07

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 84 to 85.